Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 18,504,656	$ 19,135,990
CIP	86,328
Less: accumulated depreciation	(3,632,094)	(3,413,535)
Impairment of fixed assets	(7,197,562)	(7,000,020)
Property, plant and equipment, net	7,761,328	8,722,435
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	16,199,159	16,676,800
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,457,299	1,481,983
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	596,207	774,619
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	181,125	159,069
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 70,866	$ 43,519